Income Tax Expenses - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax	¥ 5,570,012	¥ 4,254,978	¥ 2,791,676
Deferred income tax	63,253	1,861,719	2,281,650
Income tax expense	¥ 5,633,265	¥ 6,116,697	¥ 5,073,326